LOANS FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total		$ 102,500
Unsecured Promissory Note One [Member] | Officers [Member]
Total		30,000
Unsecured Promissory Note Two [Member] | Director One [Member]
Total		$ 72,500